Net interest income (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net interest income
Loans	2,171	2,196
Investment securities	36	43
Trading assets	7,088	6,842
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,558	1,578
Other	1,208	1,595
Interest and dividend income	12,061	12,254
Deposits	(730)	(818)
Short-term borrowings	(36)	(32)
Trading liabilities	(4,552)	(4,640)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(897)	(848)
Long-term debt	(2,417)	(2,828)
Other	(153)	(161)
Interest expense	(8,785)	(9,327)
Net interest income	3,276	2,927